Financial Instruments - Schedule of Loss Allowance Provision (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 2.7	$ 2.0
Cost
Disclosure of provision matrix [line items]
Gross carrying amount	1,844.5	1,720.1
Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 3.5	$ 2.6
1–30
Disclosure of provision matrix [line items]
Expected loss rate	0.09%	0.07%
1–30 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 1,329.5	$ 1,286.3
1–30 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.2	$ 1.1
31–60
Disclosure of provision matrix [line items]
Expected loss rate	0.08%	0.11%
31–60 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 309.0	$ 246.9
31–60 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.3	$ 0.2
61–90
Disclosure of provision matrix [line items]
Expected loss rate	0.23%	0.28%
61–90 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 92.1	$ 71.6
61–90 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.2
91–120
Disclosure of provision matrix [line items]
Expected loss rate	0.75%	0.61%
91–120 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 31.7	$ 39.8
91–120 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.3	$ 0.2
121+
Disclosure of provision matrix [line items]
Expected loss rate	1.41%	1.27%
121+ | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 82.2	$ 75.5
121+ | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.5	$ 0.9